S000071586 [Member] Investment Objectives and Goals - AB Sustainable Thematic Credit Portfolio	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AB Sustainable Thematic Credit Portfolio
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to maximize total return through current income and long-term capital appreciation.